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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Altrius Enhanced Income Fund
Reporting Period:	7/1/2016 to 6/30/2017

The Fund did not have any voting securities during the period 7/1/2016 to 6/30/2017.

Form N-PX	Proxy Voting Records
Fund Name:	Kaizen Hedged Premium Spreads Fund
Reporting Period:	7/1/2016 to 6/30/2017

The Fund did not have any securities that issued proxies during the period 7/1/2016 to 6/30/2017.

Form N-PX	Proxy Voting Records
Fund Name:	MarketGrader 100 Enhanced Index Fund
Reporting Period:	7/1/2016 to 6/30/2017

MARKETGRADER 100 ENHANCED INDEX FUND
Meeting Date	Issuer	Ticker	CUSIP	Matter	Issuer	Shareholder	Vote	With	Against	Abstained	For(M)	Against(M)
5/3/2017	MERIDIAN BANCORP INC	EBSD	58958U103	DIRECTORS	x		for	x			x
				CYNTHIA C. CARNEY	x		for	x			x
				CARL A. LAGRECA	x		for	x			x
				JAMES G SARTORI	x		for	x			x

				Appointment of Wolf & Company for Fiscal Yr. Ending 12/2017	x		for	x			x
				Resolution to approve the company's executive compensation as described in the proxy statement	x		for	x			x

5/31/2017	STONEGATE BANK	SGBK	861811107	DIRECTORS
				W. Gallo, J. Holding, B. Keir, J. Nudelman, A. Pereda, L. Seidman, D. Seleski, G. Straub, J. Tomlinson	x		for	x			x

				approve the Stonegate bank 2017 ominibus equity and incentive plan	x		abs			x	x

				ratify appointment of Crowe Horwath, LLP as our Independent registeed public accounting firm for the fiscal year ending 12/31/2017	x		for	x			x

6/1/2017	ULTA BEAUTY, INC	ULTA	90384S303	DIRECTORS
				M. Collins, D. Eck, C. Philippin, v. Wittman	x		for	x			x
				Ratify the appointment of Ernst & Young, LLP as our independent registered public accounting firm for our fiscal year 2017, ending 2/3/2017	x		for	x			x
				advisory resolution to approve the company's executive compensation	x		abs			x	x
				Advisory vote on the frequency of future advisory votes on the company's executive compensation - 1Year	x		for	x			x

6/1/2017	MASIMO CORPORATION	MASI	574795100	DIRECTORS
				S. Barker, S. Fitch	x		for	x			x
				Ratif;y the selection of Grant Thornton, LLP as the company's independent registered public accounting firm for fiscal year ending 12/30/2017	x		for	x			x
				Advisory vote to approve named executive officer compensation	x		for	x			x
				advisory vote on frequency of future advisory resolutions to approve named executive officer compensation - 1Yr	x		for	x			x
				Approval of the company's 2017 equity incentive plan	x		for	x			x
				approval of the company's executive bonus incentive plan	x		for	x			x

6/1/2017	ARISTA NETWORKS, INC	ANET	40413106	DIRECTORS
				M. Templeton, N. Theodosopoulos	x		for	x			x
				Approval on an advisory basis of the compensation of the named executive officers	x		for	x			x
				Ratify the appointment of Ernst & Young, LLP as our independent registered public accounting firm for our fiscal year ending 12/31/2017	x		for	x			x

6/5/2017	LEMAITRE VASCULAR, INC	LMAT	525558201	DIRECTORS
				J. Roush, M. Thomas	x		for	x			x
				Ratify Grant Thornton, LLP as our independent registered public accounting firm for 2017	x		for	x			x

6/8/2017	WILLDAN GROUP, INC.	WLDN	96924N100	DIRECTORS
				T. Brisbin, S. Cohen, R. Holdsworth, D. Mceachern, D. Mcginn, C. Probst, K. Renken, M. Shahidehpour, W. Westfall	x		for	x			x
				Ratification of the appointment of KPMG, LLP as the independent registered public accounting firm for the year ending 12/29/2017	x		for	x			x
				Approval of the non-binding advisory reolutiion approving Willdan Group, Inc's executive compensation	x		for	x			x
				Approval of the amendment to Willdan Group, Inc's 2008 performance incentive plan	x		for	x			x
				approval of the amendement to Willdan Group, Inc's Employee Stock Purchase Plan	x		for	x			x

6/1/2017	WEBMD HEALTH CORP.	WBMD	94770V102	DIRECTORS
				W. Marino, K. Vuori,md, M Wygod	x		for	x			x
				Advisory vote to approve WEBMD's executive compensation	x		for	x			x
				Advisory Vote on the Freq;uency of Future Advisory votes on webmd's executive compensation 1 Yr	x		for	x			x
				To Approve an amendment to webmd's 2005 long-term incentive plan to increase the number of share reserved for issuance	x		for	x			x
				To Ratify the appointment of Ernst & Young, LLP as the independent registered public accounting firm to serve as webmd's independent auditor for the fiscal year ending 12/31/2017	x		for	x			x

6/14/2017	TARGET	TGT	87612E106	DIRECTORS
				R. Austin, D. Baker, B. Cornell, C. Darden, H. De Castro, R. Edwards, M. Healey, D. Knauss, M. Lozano, M. Minnick, D. Rice, K. Salazar	x		for	x			x
				Company proposal to ratify the appointment of Ernst & Young, LLP as our independent registered public accounting firm	x		for	x			x
				Company proposal to approve, on an Advisory basis, our executive compensation (say on pay)	x		for	x			x
				Company proposal to approve, on an advisory basis, the frequency of our say on pay votes 1 Yr	x		for	x			x
				Company proposal to approve the target corporation executive officer cash incentive plan	x		for	x			x

6/7/2017	GLOBUS MEDICAL, INC	GMED	379577208	DIRECTORS
				D. Demski, K. Wheeler	x		for	x			x
				Ratify the appointment of Deloitte & Touche, LLP as the company's independent registered public accounting firm for the year ending 12/31/2017	x		for	x			x
				To approve, in an advisory vote, the compensation of th the compnay's named executive officers (say on pay vote)	x		for	x			x

6/9/2017	BANC OF CALIFORNIA, INC.	BANC	05990K106	DIRECTORS
				H. Benett, R. Sznewajs	x		for	x			x
				Ratification of the appointment of KPMG, LLP as the Company's as our independent registered public accounting firm	x		for	x			x
				Approval of an amendment to the company's charter to de-classify the board of directors and provide for the annual election of all directors	x		for	x			x
				Approval of an amendment to the company's charter to allow for removal of directors withor without cause by majority vote of the stockholders	x		for	x			x

Approval of an amendment to the company's charter to authorize amendment of the company's bylaws by majority vote of the stockholders; provide that, a two-thirds vote (which is a reduced supermajority requirement) would be requuired to amend the bylaw provision regarding the calling of special meetings of stockeholders
					x		for	x			x
				Approval of an amendment to the company's charter to remove all supermajority stockholder voting requirement to amend certain provisions of the compay's charter	x		for	x			x

6/8/2017	APPLIED OPTOELECTRONICS, INC.	AAOI	03823U102	DIRECTORS
				A. Moore, Che-wei Lin	x		for	x			x
				To approve an amendment to increase the number of shares reserved for issuance under the applied Optoelectronics, Inc. amended and restated 2013 equity incentive plan	x		for	x			x
				to approve additional amendments and a restatement of the plan, and to approve the material terms of the performance goals for purposes of Section162(M)	x		for	x			x
				To approve Grant Thornton as independent registered public accounting firm for year ending 12/31/2017	x		for	x			x

6/22/2017	EXLSERVICE HOLDINGS, INC.	EXLS	302081104	DIRECTORS
				D. Kelso, S. Mittal, C. Ostler	x		for	x			x
				The ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year 2017	x		for	x			x
				Th approval, on a non-binding basis, of the compensation of the named executive officers of the company	x		for	x			x
				The determination, on a non-binding basis, of the frequency of future advisory votes on executive compensation - 1 Year	x		for	x			x

6/22/2017	CITRIX SYSTEMS, INC	CTXS	177376100	DIRECTORS
				R. Calderoni, N. Caldwell, J. Cohn, R. Daleo, M. Demo, P. Sacripanti, G. Smith, G. Sullivan, K. Tatarinov	x		for	x			x
				Approval of an amendment oand restatement of the company's 2014 equity incentive plan	x		for	x			x
				Ratification of Ernst & Young, LLP as the company's independent registered public accounting firm for 2017	x		for	x			x
				Advisory vote to approve the compensation of the company's named officers	x		for	x			x
				Advisory vote on frequency of holding future advisory votes on the compensation of the compn's named executive officers 1 Year	x		for	x			x

6/6/2017	THE TJX COMPANIES, INC	TJX	872540109	DIRECTORS
				Z. Abdalla, J. Alvarez, A. Bennett, D. Ching, E. Herrman, M. Hines, A. Lane, C. Meyrowitz, J. Nemerov, J. O'brien, W. Shire	x		for	x			x
				Ratification of Appointment of PriceWaterHouseCoopers as TJX's independent registered public accounting firm for fiscal 2018	x		for	x			x
				Reapproval of material terms of performance goals under the stock incentive plan	x		for	x			x
				Advisory approval of Tjx's executive compensation (Say-onpay)	x		for	x			x
				Advisory approval of the frequency of tjx's say on pay votes 1 year	x		for	x			x
				Shareholder proposal for inclusion of diversity as a ceo performance measure		x	against	x			x
				Shareholder proposal for a report on compensation disparities based on race, gener or ethnicity		x	abstain			x
				Shareholder proposal for a report on net-zero greenhouse gas emissions		x	against	x			x

5/23/2017	IROBOT CORPORATION	IRBT	462726100	DIRECTORS
				E. Finney, A. Miller, M. Stacey	x		for	x			x
				To ratify the appointment of the firm of Pricewaterhousecoopers, LLP as auditors for the fiscal year ending 12/30/2017	x		for	x			x
				To approve amendments to our amended and restated certificate of incorporation to eliminate supermajority voting requirement	x		for	x			x
				To approve ammendments to our amended and restated certificate of incorporation to declassify the board of directors	x		for	x			x
				To approve amendments to our amended and restated certificate of incorporation to eliminate the prohibition of stockholders ability to call a special meeting	x		for	x			x
				To approve the 2017 employee stock purchase plan	x		for	x			x
				To approve,on an advisory basis, the compensation of our named executive officers	x		for	x			x
				To approve, on an advisory basis, the frequency of future advisory votes on the compensation of our named executive officers - 1 Year	x		for	x			x

6/6/2017	HOOKER FUNITURE CORPORATION	HOFT	439038100	DIRECTORS
				P. Toms, Jr, W. Beeler, Jr, J Gregory, III, E. Ryder, D. Sweet, E. Taaffe, H. Williamson, Jr	x		for	x			x
				Ratify the selection of KPMG, LLP as the company's independent registered public accounting firm for the fiscal year ending 1/28/2018	x		for	x			x
				Advisory vote to approve named executive officer compensation	x		for	x			x
				Advisory vote on the frequency of the advisory vote on named executive officer compensation - 1 Year	x		for	x			x

6/14/2017	GRAND CANYON EDUCATION, INC.	LOPE	38526M106	DIRECTORS
				B. Mueller, S. Dial, J. Henry, K. Warren, D. Johnson	x		for	x			x
				To adopy for 2017 equity incentive plan (including without limitation, certain material terms of the 2017 plan for purposes of section 162(m) of the internal revenue code, as amended)	x		abstained			x	x
				To approve, on an advisory basis, the frequency of future adisory votes on the compensation of the company's named executive officers - 1 Year	x		for	x			x
				To ratify the appointment of KPMY, LLP as our independent registered public accounting firm for the fiscal year ending 12/31/2017	x		for	x			x
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the proxy statement	x		abstained			x	x

6/29/2017	OMEGA PROTEIN CORPORATION	OME	68210P107	DIRECTORS
				Dr. C. Clark, D. Owen	x		for	x			x
				Ratification of the appointment of Pricewaterhousecoopers, llp as independent registered public acounting firm for the company's fiscal year ending 12/31/2017	x		for	x			x
				Advisory approval of the company's executive compensation	x		for	x			x
				Advisory vote on the frequency of holding an advisory vote on executive comensation - 1 Year	x		for	x			x

6/6/2017	KATE SPADE & COMPANY	KATE	485865109	DIRECTORS
				L. Benjamin, R. Fernandez, C. Fisher, K. Gilman, N. Karch, K. Kopelman, C. Leavitt, D. Lloyd, D. Mack, J. Singer, D. Toben	x		for	x			x
				Approval, on an advisory basis, of the compensation	x		for	x			x
				Ratification of the appointment of Deloitte & Touche, llp as the independent registered public accounting firm	x		for	x			x
				To approve, on an advisory basis, the frequency of future adisory votes on the compensation of the company's named executive officers - 1 Year	x		for	x			x
				Shareholder proposal requesting that the company's boar…too little space		x	against	x			x

6/14/2017	STAMPS.COM INC.	STMP	852857200	DIRECTORS
				K. mcbride, t. Samuels, II	x		for	x			x
				To approve, on an advisory basis, the company's executive compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To ratify the appointment of Ernst & Young, LLP as independent auditors of the company for 2017	x		for	x			x

6/16/2017	BEST BUY	BBY	86516101	DIRECTORS
				L. Caputo, JP. Doyle, R. Fradin, K. Higgins Victor, H. Joly, D. Kenny, K. Mcloughlin, T. Millner, C. Munce, G. Vittecoq	x		for	x			x
				To ratify the appointment of Deloitte & Touche, llp as our independent registered public accounting firm for the fiscal year ending 2/3/2018	x		for	x			x
				To approve in an non-binding advisory vote our named executive officer compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To approve our amended and restated 2014 OMNIBUS INCENTIVE PLAN	x		for	x			x

5/30/2017	ILLUMINA, INC	ILMN	452327109	DIRECTORS
				C. Dorsa, R. Epstein, MD, P. Schiller	x		for	x			x
				To ratify the appintment of Ernst & Young, LLP as our independent registered public accounting firm for the fiscal year ending 12/31/2017	x		for	x			x
				To approve, on an advisory basis, the compensation of the named executive officers as disclosed in the proxy statement	x		for	x			x
				To recommend, by non-binding vote, the frequency of executive compensation votes	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To approve an amendment to our certificate of incorporation to remove certain supermajority voting requirements as disclosed in the proxy statement	x		abstained			x	x

6/1/2017	FACEBOOK	FB	30303M102	DIRECTORS
				M. Andreessen, E. Bowles, S. Desmond-Hellman, R. Hastings, J. Koum, S. Sanderberg, P. Thiel, M. Zuckerberg	x		for	x			x
				To ratify the appointment of Ernst & Young, LLP as facebook, inc's independent registered public accounting firm for the fiscal year ending 12/31/2017	x		for	x			x
				A stockholder proposal regardig change in stockholder voting		x	against	x			x
				A stockholder proposal regarding a lobbying report		x	abstained			x
				A stockholder proposal regarding false news		x	abstained			x
				a Stockholder Proposal regarding a gender pay equity report		x	abstained			x
				a stockholder proposal regarding an independent chair		x	against	x			x

6/6/2017	COGNIZANT TECHNOLOGY SOLUTIONS CORP.	CTSH	192446102	DIRECTORS
				Z. Abdalla, B. Atkins, M. Breakiron-Evans, J. Chadwick, J. Dineen, F. D'Souza, J. Fox, Jr, J. Klein, L. Mackay, Jr., M. Patsalos-Fox, R. Weissman	x		for	x			x
				Approval, on an advisory (non-binding) basis, of the compensation of the company's named executive officers	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Approval of the company's 2017 incentive award plan	x		for	x			x
				Ratification of the appointment of Pricewaterhousecoopers, llp as the company's independent registered public accounting firm for the year ending 12/31/2017	x		for	x			x
				Stockholder proposal requesting that the board of directors take the steps necessary to eliminate the supermajority voting provisions of the company's certificate of incorporation and by-laws		x	for	x				x
				Stockholder proposal requesting that the board of directors take the steps necessary to permit stockholder action by written consent		x	abstained			x		x

6/6/2017	FORTIVE CORPORATION	FTV	34959J108	DIRECTORS
				K. Mitchell, I. Ruiz	x		for	x			x
				To ratify the selection of Ernst and young, llc as fortive's independent registered public accounting firm for the year ending 12/31/2017	x		for	x			x
				To approve on an advisory basis fortive's named executive officer compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To approve an amendment to fortive's amended and restated certificate of incorporation to declassify the board of directors to provide for the annual election of directors	x		for	x			x

5/18/2017	AMPHENOL CORPORATION	AMPH	03209R103	DIRECTORS
				R. Baddie, S. Clark, D. Falck, E. Jepsen, M. Loeffler, J. Lord, R.A. Norwitt, D. Reardon	x		for	x			x
				Ratification of Deloitte & touche, llp as independent accountants of the company	x		for	x			x
				Advisory vote to approve compensation of named executive officrs	x		for	x			x
				Advisory to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To ratify and approve the 2017 stock purchase and option plan for key employees of amphenol and subsidiaries	x		for	x			x

5/17/2017	RUDOLPH TECHNOLOGIES, INC.	RTEC	781270103	DIRECTORS
				J. Aukerman, D. Miller, J. Whitten	x		for	x			x
				To approve, on an advisory (non-binding) basis, the compensation of our named executive officers as disclosed in the proxy statement	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To ratify the appointment of Ernst & Young, llp as our independent registered public accounting firm for the year ending 12/31/2017	x		for	x			x

5/25/2017	new residential investment corp.	NRZ	64828T201	DIRECTORS
				A. Tyson, D. Saltzman	x		for	x			x
				To ratify the appointment of Ernst & Young, llp as independent registered public accounting firm for new residential investm corp for fiscal year 2017	x		for	x			x

5/23/2017	NEENAH PAPER, INC	NP	640079109	DIRECTORS
				J. O'donnell, W. Cook, P. Moore	x		for	x			x
				Proposal to apprrove an advisory vote on the company's executive compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Proposal to ratify Deloitte & Touche LLP as the independent registered public accounting firm of Neenah paper, inc for the fiscal year ending 12/31/2017	x		for	x			x

5/23/2017	EURONET WORLDWIDE, INC.	EEFT	298736109	DIRECTORS
				Dr. A. Olechowski, E. Scocimara, M. Callegari	x		for	x			x
				Ratification of the appintment of KPMY, llp as Euronet's independent registered public accounting firm for the eyar ending 12/31/2017	x		for	x			x
				advisory vote on executive compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x

5/17/2017	SOUTHWEST AIRLINES CO	LUV	844741108	DIRECTORS
				D. Biegler, J. V. Biggins, D. Brooks, W. Cunningham, J. Denison, T. Gilligan, G. Kelly, G. Lieblein, N. Loeffler, J. Montford, R. Ricks	x		for	x			x
				Advisory vote to approve named executive officer compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Ratification of the selection of Ernst & Young, llp as the company's independent auditors for the fiscal year ending 12/31/2017	x		for	x			x

5/24/2017	FISERV, INC	FISV	337738108	DIRECTORS
				A. Davis, J. Kim, D. Lynch, D. O'leary, G. Renwick, K. Robak, JD Sherman, D. Simons, J. Yabuki	x		for	x			x
				To approve, on an advisory basis, the compensation of the named executive officers of fiserv, inc	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				To ratify the appointment of Deloitte & Touche, llp as the independent registered public accounting firm of fiserv, inc. for the fiscal year of 2017	x		for	x			x
				A Shareholder proposal seeking an amendment to fiserv, inc's proxy access by-law		x	for		x		x

5/18/2017	EBAY, INC	EBAY	278642103	DIRECTORS
				F. Anderson, Jr., E. Barnholdt, A. Bates, L. Green, B. Hammer, K. Mitic, P. Omidyar, P. Pressler, R. Swan, T. Tierney, P. Traquina, D. Wenig	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Ratification of appointment of Independent auditors	x		for	x			x
				Consideration of a stockholder proposal regarding right to act by written consent		x	for		x		x

5/18/2017	VIAD CORP	VVI	92552R406	DIRECTORS
				E. Mace, J. Schechter	x		for	x			x
				Ratification of the appintment of Deloitte & Touche, llp as viad's independent public accountats for 2017	x		for	x			x
				Advisory approval of named executive officer compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Proposal to approve the 2017 viad corp omnibus incentive plan	x		for	x			x

5/26/2017	STEVEN MADDEN, LTD.	SHOO	556269108	DIRECTORS
				E. Rosenfeld, R. Peabody-Lynch, P. Migliorini, R. Randall, R. Sachdex, T. Schwartz, R. Smith, A. Newton Varela	x		for	x			x
				To Ratify the appointment of Eisneramper, llp as the company's independent registered public accounting firm for th efiscal year ending 12/31/201	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x

5/17/2017	FOOT LOCKER, INC	FL	344849104	DIRECTORS
				M. Clark, A. Feldman, J. Gilbert, Jr., R. Johnson, G. Marmol, M. Mckenna, S. Oakland, U., Payne, Jr., C. Nido Turpin, K. Underhill, D. Young	x		for	x			x
				Ratification of the appintment of independent registered public accounting firm	x		for	x			x
				Approval of an amendment to the by-laws to adopt majority voting in uncontested elections of directors	x		for	x			x
				Approval of an amendment to the foot locker annual incentive compensation plan, as amended and restated	x		for	x			x
				Advisory approval of the company's executive compensation	x		for	x			x

5/18/2017	MANHATTAN ASSOCIATES, INC.	MANH	562750109	DIRECTORS
				E. Capel, C. Moran	x		for	x			x
				Nonbinding resolution to approve the compensation fo the company's named excutive officers	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Ratification of the appointment of Ernst & Young, llp as the compay's independent registered public accounting firm for the fiscal year ending 12/31/2017	x		for	x			x

5/25/2017	TIFFANY & CO	TIF	886547108	DIRECTORS
				M. Kowalski, RM Bravo, G. Costley, R. Farah, L. Fish, A. Kohnstamm, J. Lillie, C. Marquis, W. Shutzer, R. Singer, F. Trapani	x		for	x			x

Ratification of the selection of Pricwaterhousecoopers, llp as the company's independent registered public accounting firm to audit the company's consolidated financial statements for the fiscal year ending 1/31/2018
					x		for	x			x
				Approval, on an advisory basis, of the compensation paid to the compay's named executive officers in Fiscal 2016	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Approval of the tiffany & co 2017 directors equity compensation plan	x		for	x			x

5/18/2017	WALKER & DUNLOP, INC	WD	93148P102	DIRECTORS
				A. Bowers, C. Hallenbeck, M. Malone, J. Rice, D. Schmaltz, H. Smith, III, W. Walker, M. Warren	x		for	x			x
				Ratification of the appintment of the independent registered public accounting firm	x		for	x			x
				Advisory (non-binding)resolution relating to executive compensation	x		for	x			x

5/18/2017	LEAR CORPORATION	LEA	521865204	DIRECTORS
				R. Bott, T. Capo, J. Foster, M. Jepsen, K. Ligocki, C. Mallett, Jr., D. Runkle, M. Simoncini, G. Smith, H. Wallace	x		for	x			x
				Ratification of the retention of Ernst & Young, llp as independent registered public accounting firm for 2017	x		for	x			x
				Advisory vote to approve lear corporations executive compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x

5/24/2017	TUPPERWARE BRANDS CORPORATION	TUP	899896104	DIRECTORS
				C. Bertini, S. Cameron, K. Cloninger, III, M. Crofton, EV Goings, A. Martinex, A. Monteiro de castro, D. Parker, R. Riley, J. Rosche, MA Szostak	x		for	x			x
				Advisory vote to approve the company's executive compensation program	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				Proposal to ratify the appointment of the independent registered public accounting firm	x		for	x			x

6/27/2017	MASTERCARD INCORPORATED	MA	57636Q104	DIRECTORS
				R. Haythornthwaite, A. Banga, S. Barzl, D. Carlucci, S. Freiberg, J. Genachowski, M. Janow, N. Karch, O. Matsumoto, R. Qureshi, J. Octavio Reyes Lagunes, J. Tai	x		for	x			x
				Advisory approval of mastercard's executive compensation	x		for	x			x
				to vote, on an advisory basis, on the frequency of future advisory votes on the company's executive compensation - 1 Year	x		for	x			x
				re-approval of the material terms of the performance goals under mastercard's 2006 long term incentive plan, as amended and restated, for 162(m) purposes	x		for	x			x
				Ratification of the appointment of Pricewaterhousecoopers, llp as the independent registered public acconting firm for mastercard for 2017	x		for	x			x
				Stockholder proposal on gender pay equity		x	against	x			x

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.